Nature of Operations	12 Months Ended
Dec. 31, 2022
Nature of Operations
Nature of Operations

1.Nature of Operations

Electra Battery Materials Corporation (the “Company”, “Electra”) was incorporated on July 13, 2011 under the Business Corporations Act of British Columbia (the “Act”). On September 4, 2018, the Company filed a Certificate of Continuance into Canada and adopted Articles of Continuance as a Federal Company under the Canada Business Corporations Act (the “CBCA”). On December 6, 2021, the Company changed its corporate name from First Cobalt Corp. to Electra Battery Materials Corporation. The Company is in the business of producing battery materials for the electric vehicle supply chain. The Company is focused on building an ethical supply of cobalt, nickel and battery precursor materials.

Electra is a public company which is listed on the Toronto Venture Stock Exchange (TSX-V) (under the symbol ELBM). On April 27, 2022, the Company began trading on the NASDAQ (under the symbol ELBM). The Company’s registered office is Suite 2400, Bay-Adelaide Centre, 333 Bay Street, Toronto, Ontario, M5H 2T6 and the corporate head office is located at 133 Richmond Street W, Suite 602, Toronto, Ontario, M5H 2L3.

The Company is focused on building a North American integrated battery materials complex for the electric vehicle supply chain. The Company is in the process of constructing its expanded hydrometallurgical refinery (the “Refinery”) and exploring and developing its mineral properties. On September 2, 2021, the Company completed a Refinery construction financing package comprising convertible notes and an offering of common shares for total gross proceeds of US$45 million. With the completion of this financing, a full restart decision was made, and the project entered the full development phase.

Going Concern Basis of Accounting

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will be able to continue its operations for the foreseeable future and realize its assets and discharge its liabilities in the normal course of business.

Prior to February 13, 2023, the Company was required to maintain a minimum liquidity balance of US$7,500 under the terms of the Convertible Note Arrangement (“2026 Notes”). The Company was in breach of this covenant at December 31, 2022 which would have entitled the Noteholders to call the 2026 Notes, hence the convertible notes payable and the financial derivative liability – convertible notes balances totaling $32,336 have been presented as current liabilities on the consolidated statements of financial position. On February 13, 2023, subsequent to year end, the Company has successfully closed on a private placement offering on a new US$51,000 convertible note agreement (“2028 Notes”), with the same counterparties as the existing 2026 Notes. A portion of the proceeds were used to repay and cancel the outstanding 2026 Notes of US$36,000 and accrued interest. The net proceeds from the 2028 Notes, after repayment of the 2026 Notes and transaction costs, were US$14,000. The terms of the 2028 Notes also reduced the minimum liquidity balance requirement from US$7,500 to US$2,000.

The Company is currently incurring significant cash expenditures in the construction of its Refinery. Cash requirements for the Refinery expansion from December 31, 2022, through to the expected completed commissioning are estimated to be significantly higher than the previously estimated amount of $100,000 - $105,000. At this time, the Company does not have sufficient financial resources necessary to complete the construction and final commissioning of the Refinery. While the Company is working to finalize updated cost estimates for the construction and final commissioning of the Refinery, the Company will require additional financing in 2023 and 2024 to continue operations, complete the construction of the Refinery, advance its battery recycling strategy, purchase required feedstock as the Refinery enters its operating phase and remain in compliance with the minimum liquidity covenant under the 2028 Notes (refer to Note 13).

The Company is actively pursuing various alternatives including equity and debt financing to increase its liquidity and capital resources. The Company is also in discussion with various parties on alternatives to finance the funding of feedstock purchases. Although the Company has historically been successful in obtaining financing in the past, there can be no assurances that the

Company will be able to obtain adequate financing in the future. This represents a material uncertainty that casts substantial doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not include the adjustments to the amounts and classifications of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. These adjustments may be material.

In addition, the Company continues to explore its Idaho mineral properties as a potential future source of North American cobalt and copper. The recoverability of the amounts shown for mineral properties is dependent upon the existence of economically recoverable reserves, successful permitting, the ability of the Company to obtain the necessary financing to complete exploration and development, and upon future profitable production or proceeds from the disposition of each mineral property. Furthermore, the acquisition of title to mineral properties is a complicated and uncertain process, and while the Company has taken steps in accordance with normal industry standards to verify its title to the mineral properties in which it has an interest, there can be no assurance that such title will ultimately be secured. The carrying amounts of exploration and evaluation assets are based on their acquisition costs, and do not necessarily represent present or future values.